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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	01/31/14

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2014

invesco.com/us	APG-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.80%

Australia–9.05%

Amcor Ltd.	1,788,650	$16,763,802
BHP Billiton Ltd.	131,137	4,193,913
Brambles Ltd.	1,626,177	12,760,870
Coca-Cola Amatil Ltd.	487,760	4,989,745
Computershare Ltd.	1,693,543	16,496,914
CSL Ltd.	188,086	11,564,379
		66,769,623

China–23.51%

Baidu, Inc. -ADR(a)	109,597	17,151,931
Belle International Holdings Ltd.	8,546,000	9,094,127
China Mobile Ltd.	1,495,000	14,259,093
CNOOC Ltd.	9,220,500	14,256,734
Franshion Properties China Ltd.	25,236,000	8,093,671
Golden Eagle Retail Group Ltd.	6,820,000	9,311,420
Industrial & Commercial Bank of China Ltd. -Class H	40,586,000	24,877,442
Lee & Man Paper Manufacturing Ltd.	29,341,000	19,812,704
Minth Group Ltd.	11,072,000	21,353,418
NetEase, Inc. -ADR(a)	136,594	10,240,452
Stella International Holdings Ltd.	7,988,000	18,807,883
Want Want China Holdings Ltd.	4,678,000	6,264,683
		173,523,558

Hong Kong–10.96%

Cheung Kong (Holdings) Ltd.	1,076,000	15,924,213
First Pacific Co. Ltd.	7,158,000	7,128,946
Galaxy Entertainment Group Ltd. (a)	1,417,000	13,768,045
Hongkong Land Holdings Ltd.	2,686,000	16,188,202
Hutchison Whampoa Ltd.	2,271,000	27,906,402
		80,915,808

Indonesia–10.36%

PT Bank Central Asia Tbk	10,073,500	8,203,099
PT Bank Mandiri Persero Tbk	26,449,000	18,907,265
PT Indocement Tunggal Prakarsa Tbk	3,582,500	6,533,461
PT Perusahaan Gas Negara Persero Tbk	42,648,500	16,493,142
PT Summarecon Agung Tbk	63,232,000	4,964,885
PT Telekomunikasi Indonesia Persero Tbk	115,768,800	21,374,787
		76,476,639

Malaysia–6.55%

Kossan Rubber Industries Berhad	22,369,000	28,301,639
Public Bank Berhad	3,503,400	20,014,638
		48,316,277

Philippines–8.18%

Ayala Corp.	454,150	5,275,443
Energy Development Corp.	60,951,050	7,060,746
First Gen Corp.	31,919,789	10,987,394

	Shares	Value

Philippines–(continued)

GMA Holdings, Inc. -PDR	48,103,500	$9,092,821
Manila Water Co.	1,137,400	577,233
Philippine Long Distance Telephone Co.	330,270	19,688,838
SM Investments Corp.	497,181	7,704,649
		60,387,124

Singapore–4.36%

Keppel Corp. Ltd.	2,068,200	16,862,487
United Overseas Bank Ltd.	978,000	15,335,196
		32,197,683

South Korea–6.32%

Hyundai Department Store Co., Ltd.	100,471	13,348,631
Hyundai Mobis	54,467	15,411,896
NAVER Corp.	7,072	4,431,424
Samsung Electronics Co., Ltd.	11,496	13,470,002
		46,661,953

Taiwan–2.68%

Taiwan Semiconductor Manufacturing Co. Ltd.	5,769,464	19,766,382

Thailand–6.44%

Kasikornbank PCL	4,042,900	20,808,144
Major Cineplex Group PCL	14,044,700	7,101,014
Siam Commercial Bank PCL (The)	2,975,600	13,376,145
Thai Stanley Electric PCL	960,700	6,224,335
		47,509,638

United States–2.39%

Avago Technologies Ltd.	322,817	17,638,721
Total Common Stocks & Other Equity Interests (Cost $502,978,771)		670,163,406

Money Market Funds–6.49%
Liquid Assets Portfolio –Institutional Class (b)	23,937,747	23,937,747
Premier Portfolio –Institutional Class (b)	23,937,748	23,937,748
Total Money Market Funds (Cost $47,875,495)		47,875,495

TOTAL INVESTMENTS–97.29% (Cost $550,854,266)		718,038,901
OTHER ASSETS LESS LIABILITIES–2.71%		20,004,743
NET ASSETS–100.00%		$738,043,644

Investment Abbreviations:

ADR	—American Depositary Receipt
PDR	—Philippine Depositary Receipt

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Asia Pacific Growth Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Asia Pacific Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2014, there were transfers from Level 1 to Level 2 of $278,062,936 and from Level 2 to Level 1 of $92,694,935, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$33,317,926	$33,451,697	$—	$66,769,623
China	77,864,450	95,659,108	—	173,523,558
Hong Kong	15,924,213	64,991,595	—	80,915,808
Indonesia	—	76,476,639	—	76,476,639
Malaysia	48,316,277	—	—	48,316,277
Philippines	18,625,373	41,761,751	—	60,387,124
Singapore	—	32,197,683	—	32,197,683
South Korea	—	46,661,953	—	46,661,953
Taiwan	—	19,766,382	—	19,766,382
Thailand	20,808,144	26,701,494	—	47,509,638
United States	65,514,216	—	—	65,514,216
	$280,370,599	$437,668,302	$—	$718,038,901

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2014 was $42,319,150 and $17,135,858, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$186,295,084
Aggregate unrealized (depreciation) of investment securities	(19,730,530)
Net unrealized appreciation of investment securities	$166,564,554
Cost of investments for tax purposes is $551,474,347.

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2014

invesco.com/us	EGR-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–82.70%

Belgium–2.06%

Anheuser-Busch InBev N.V.	208,922	$20,035,870
S.A. D’Ieteren N.V.	310,868	14,903,861
		34,939,731

Denmark–2.40%

Carlsberg AS -Class B	230,826	22,487,658
Novo Nordisk AS -Class B	459,840	18,224,656
		40,712,314

France–5.53%

Metropole Television S.A.	407,516	8,829,297
Publicis Groupe S.A.	275,198	24,387,602
Schneider Electric S.A.	214,073	17,259,933
Total S.A.	459,302	26,226,017
Vicat S.A.	246,535	17,235,373
		93,938,222

Germany–11.07%

Allianz S.E.	137,350	22,913,636
Brenntag AG	41,769	7,198,143
Deutsche Boerse AG	294,768	22,665,989
Deutsche Post AG	420,902	14,556,873
Deutsche Telekom AG	997,441	16,103,241
GEA Group AG	332,938	15,618,471
MorphoSys AG (a)	330,115	28,919,743
MTU Aero Engines AG	182,605	16,216,294
SAP AG	356,727	27,258,108
Volkswagen AG -Preference Shares	64,874	16,452,321
		187,902,819

Ireland–3.02%

DCC PLC	681,736	30,985,631
Shire PLC	406,458	20,331,368
		51,316,999

Israel–0.82%

Israel Chemicals Ltd.	1,695,454	13,888,468

Italy–2.39%

Ansaldo STS S.p.A.	643,624	7,173,948
Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	592,065	13,390,155
Saipem S.p.A.	852,290	19,999,531
		40,563,634

Netherlands–1.22%

Aalberts Industries N.V.	213,139	6,642,348
Unilever N.V.	375,886	14,022,797
		20,665,145

	Shares	Value

Norway–1.95%

Prosafe S.E.	3,168,663	$21,103,405
TGS Nopec Geophysical Co. ASA	464,767	12,055,793
		33,159,198

Spain–0.94%

Construcciones y Auxiliar de Ferrocarriles S.A.	31,464	15,912,131

Sweden–4.14%
Intrum Justitia AB	827,756	23,370,448
Investment AB Kinnevik -Class B	290,593	11,391,516
Investor AB -Class B	463,612	14,994,425
Swedbank AB -Class A	128,968	3,362,309
Telefonaktiebolaget LM Ericsson -Class B	1,403,288	17,224,500
		70,343,198

Switzerland–13.28%

ABB Ltd.	889,481	22,121,971
Aryzta AG	542,511	42,686,546
Dufry AG (a)	135,196	21,215,693
Julius Baer Group Ltd.	374,132	18,143,851
Kuoni Reisen Holding AG	39,999	18,064,687
Nestle S.A.	239,686	17,375,935
Novartis AG	176,351	13,944,176
Roche Holding AG	104,529	28,737,406
Syngenta AG	52,012	18,417,571
Tecan Group AG	105,086	11,530,720
UBS AG	660,919	13,083,856
		225,322,412

Turkey–1.69%

Haci Omer Sabanci Holding A.S.	6,491,745	21,451,533
Tupras-Turkiye Petrol Rafinerileri A.S.	436,527	7,193,059
		28,644,592

Turkmenistan–1.52%

Dragon Oil PLC	2,659,231	25,768,483

United Kingdom–30.67%

Aberdeen Asset Management PLC	3,206,081	20,595,769
Amlin PLC	2,691,771	18,472,333
Balfour Beatty PLC	3,462,611	16,591,350
British American Tobacco PLC	635,406	30,422,114
British Sky Broadcasting Group PLC	2,410,029	34,703,666
Bunzl PLC	628,341	14,323,620
Catlin Group Ltd.	2,009,454	17,463,392
Centrica PLC	2,429,549	12,428,372
Chemring Group PLC	2,618,038	10,382,268
Compass Group PLC	2,114,605	31,611,839
Halma PLC	1,116,661	10,975,346
Homeserve PLC	2,201,991	11,857,917
IG Group Holdings PLC	2,364,413	24,319,713
Imperial Tobacco Group PLC	473,679	17,309,024

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

	Shares	Value

United Kingdom–(continued)

Informa PLC	2,792,356	$23,699,481
Kingfisher PLC	1,997,227	12,118,275
Lancashire Holdings Ltd.	1,171,980	14,525,815
Micro Focus International PLC	1,079,484	13,308,418
Next PLC	135,676	13,967,044
Reed Elsevier PLC	2,432,637	35,444,924
Royal Dutch Shell PLC -Class B	751,040	27,418,627
Smith & Nephew PLC	1,257,453	18,094,962
Smiths Group PLC	737,241	17,402,739
UBM PLC	1,313,785	14,666,540
Ultra Electronics Holdings PLC	504,333	16,208,969
William Hill PLC	2,596,807	14,188,931
WPP PLC	1,340,716	28,096,266
		520,597,714
Total Common Stocks & Other Equity Interests (Cost $1,049,087,156)		1,403,675,060

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

	Shares	Value

Money Market Funds–15.19%

Liquid Assets Portfolio –Institutional Class (b)	128,950,040	$128,950,040
Premier Portfolio –Institutional Class (b)	128,950,040	128,950,040
Total Money Market Funds (Cost $257,900,080)		257,900,080
TOTAL INVESTMENTS–97.89% (Cost $1,306,987,236)		1,661,575,140
OTHER ASSETS LESS LIABILITIES–2.11%		35,798,927
NET ASSETS–100.00%		$1,697,374,067

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco European Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco European Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2014, there were transfers from Level 1 to Level 2 of $377,044,318 and from Level 2 to Level 1 of $244,003,183, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Belgium	$14,903,861	$20,035,870	$—	$34,939,731
Denmark	22,487,658	18,224,656	—	40,712,314
France	26,226,017	67,712,205	—	93,938,222
Germany	104,464,937	83,437,882	—	187,902,819
Ireland	51,316,999	—	—	51,316,999
Israel	13,888,468	—	—	13,888,468
Italy	40,563,634	—	—	40,563,634
Netherlands	—	20,665,145	—	20,665,145
Norway	—	33,159,198	—	33,159,198
Spain	15,912,131	—	—	15,912,131
Sweden	23,370,448	46,972,750	—	70,343,198
Switzerland	122,587,936	102,734,476	—	225,322,412
Turkey	28,644,592	—	—	28,644,592
Turkmenistan	25,768,483	—	—	25,768,483
United Kingdom	149,300,180	371,297,534	—	520,597,714
United States	257,900,080	—	—	257,900,080
Total Investments	$897,335,424	$764,239,716	$—	$1,661,575,140

Invesco European Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2014 was $245,189,690 and $12,176,052, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$365,460,375
Aggregate unrealized (depreciation) of investment securities	(15,801,957)
Net unrealized appreciation of investment securities	$349,658,418
Cost of investments for tax purposes is $1,311,916,722.

Invesco European Growth Fund

Invesco Global Growth Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2014

invesco.com/us	GLG-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.06%

Australia–1.93%

Amcor Ltd.	469,710	$4,402,273
Brambles Ltd.	270,040	2,119,047
		6,521,320

Belgium–1.22%

Anheuser-Busch InBev N.V.	43,202	4,143,124

Brazil–3.08%

Banco Bradesco S.A. -ADR	286,905	3,021,110
BM&FBovespa S.A.	1,280,000	5,087,533
Cielo S.A.	86,332	2,298,561
		10,407,204

Canada–3.28%

CGI Group Inc. -Class A (a)	119,595	3,669,026
Encana Corp.	168,157	3,022,538
Suncor Energy, Inc.	133,915	4,399,309
		11,090,873

China–4.56%

Baidu, Inc. -ADR(a)	26,443	4,138,329
Belle International Holdings Ltd.	1,999,000	2,127,213
CNOOC Ltd.	2,207,000	3,412,463
Industrial & Commercial Bank of China Ltd. -Class H	5,176,000	3,172,661
NetEase, Inc. -ADR(a)	34,533	2,588,939
		15,439,605

Denmark–2.50%

Carlsberg AS -Class B	49,053	4,778,868
Novo Nordisk AS -Class B	92,696	3,673,784
		8,452,652

France–3.08%

Publicis Groupe S.A.	31,611	2,801,316
Schneider Electric S.A.	45,800	3,692,689
Total S.A.	68,664	3,920,695
		10,414,700

Germany–5.88%

Adidas AG	28,016	3,129,783
Deutsche Boerse AG	49,443	3,801,886
Deutsche Post AG	47,826	1,654,060
Deutsche Telekom AG	161,773	2,611,753
SAP AG	70,854	5,414,073
Volkswagen AG -Preference Shares	12,943	3,282,400
		19,893,955

Hong Kong–2.54%

Galaxy Entertainment Group Ltd. (a)	539,000	5,237,104

	Shares	Value

Hong Kong–(continued)

Hutchison Whampoa Ltd.	273,000	$3,354,666
		8,591,770

Indonesia–1.09%

PT Bank Mandiri Persero Tbk	5,153,300	3,683,875

Israel–2.82%

Check Point Software Technologies Ltd. (a)	54,325	3,554,485
Teva Pharmaceutical Industries Ltd. -ADR	134,413	5,998,852
		9,553,337

Japan–3.49%

FANUC Corp.	21,600	3,483,227
Keyence Corp.	6,300	2,595,883
Komatsu Ltd.	94,000	1,943,191
Toyota Motor Corp.	66,300	3,779,088
		11,801,389

Mexico–0.83%

Grupo Televisa S.A.B. -ADR	96,333	2,799,437

Netherlands–0.83%

Unilever N.V.	74,863	2,792,838

Singapore–0.90%

United Overseas Bank Ltd.	195,000	3,057,631

South Korea–2.66%

Hyundai Mobis	15,707	4,444,428
Samsung Electronics Co., Ltd.	3,894	4,562,647
		9,007,075

Spain–1.33%

Amadeus IT Holding S.A. -Class A	114,077	4,510,814

Sweden–1.93%

Investment AB Kinnevik -Class B	65,793	2,579,147
Telefonaktiebolaget LM Ericsson -Class B	322,069	3,953,199
		6,532,346

Switzerland–6.95%

ABB Ltd.	188,506	4,688,267
Julius Baer Group Ltd.	66,709	3,235,110
Nestle S.A.	30,086	2,181,072
Novartis AG	37,089	2,932,649
Roche Holding AG	17,964	4,938,713
Syngenta AG	9,269	3,282,174
UBS AG	114,835	2,273,326
		23,531,311

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

	Shares	Value

Taiwan–1.46%

Taiwan Semiconductor Manufacturing Co. Ltd.	1,438,428	$ 4,928,104

Thailand–0.78%

Kasikornbank PCL -NVDR	515,900	2,655,253

Turkey–0.51%

Akbank T.A.S.	672,267	1,712,934

United Kingdom–13.74%

Aberdeen Asset Management PLC	422,639	2,715,020
Aon PLC	39,172	3,151,779
British American Tobacco PLC	64,076	3,067,845
British Sky Broadcasting Group PLC	222,505	3,204,003
Centrica PLC	550,407	2,815,610
Compass Group PLC	283,763	4,242,055
Imperial Tobacco Group PLC	54,757	2,000,912
Kingfisher PLC	415,383	2,520,357
Next PLC	28,930	2,978,173
Reed Elsevier PLC	462,677	6,741,471
Royal Dutch Shell PLC -Class B	96,166	3,510,785
Smith & Nephew PLC	260,399	3,747,186
WPP PLC	275,689	5,777,384
		46,472,580

United States–30.67%

Accenture PLC -Class A	25,805	2,061,303
Allegion PLC (a)	16,419	810,278
Apple Inc.	11,806	5,910,083
Avago Technologies Ltd.	94,256	5,150,148
Cadence Design Systems, Inc. (a)	255,190	3,603,283
Cameron International Corp. (a)	73,275	4,394,302
Cardinal Health, Inc.	47,537	3,233,467
Celgene Corp. (a)	22,424	3,406,878
Cisco Systems, Inc.	182,401	3,996,406
Citrix Systems, Inc. (a)	60,337	3,262,421
Comcast Corp. -Class A	78,606	4,280,097
DIRECTV (a)	62,184	4,317,435
Dollar General Corp. (a)	44,190	2,488,781
EMC Corp.	190,515	4,618,083
Expedia, Inc.	70,658	4,591,357
Express Scripts Holding Co. (a)	59,488	4,443,159
First Republic Bank	56,329	2,733,646
Garmin Ltd.	73,215	3,298,336
Gilead Sciences, Inc. (a)	60,718	4,896,907
Google Inc. -Class A (a)	5,301	6,260,322
Ingersoll-Rand PLC	49,254	2,895,643
Joy Global Inc.	34,927	1,843,796
JPMorgan Chase & Co.	51,954	2,876,174
Macy’s, Inc.	90,329	4,805,503
Microsoft Corp.	116,013	4,391,092
Occidental Petroleum Corp.	31,052	2,719,224
QUALCOMM, Inc.	52,377	3,887,421
Scripps Networks Interactive Inc. -Class A	35,734	2,591,430
		103,766,975
Total Common Stocks & Other Equity Interests (Cost $243,092,400)		331,761,102

	Shares	Value

Money Market Funds–2.19%

Liquid Assets Portfolio –Institutional Class (b)	3,706,242	$ 3,706,242
Premier Portfolio –Institutional Class (b)	3,706,242	3,706,242
Total Money Market Funds (Cost $7,412,484)		7,412,484
TOTAL INVESTMENTS–100.25% (Cost $250,504,884)		339,173,586
OTHER ASSETS LESS LIABILITIES–(0.25)%		(837,501)
NET ASSETS–100.00%		$ 338,336,085

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Global Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2014, there were transfers from Level 1 to Level 2 of $47,163,321 and from Level 2 to Level 1 of $15,388,865, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$4,402,273	$2,119,047	$—	$6,521,320
Belgium	—	4,143,124	—	4,143,124
Brazil	10,407,204	—	—	10,407,204
Canada	11,090,873	—	—	11,090,873
China	6,727,268	8,712,337	—	15,439,605
Denmark	4,778,868	3,673,784	—	8,452,652
France	3,920,695	6,494,005	—	10,414,700
Germany	8,696,473	11,197,482	—	19,893,955
Hong Kong	—	8,591,770	—	8,591,770
Indonesia	—	3,683,875	—	3,683,875
Israel	9,553,337	—	—	9,553,337
Japan	—	11,801,389	—	11,801,389
Mexico	2,799,437	—	—	2,799,437
Netherlands	—	2,792,838	—	2,792,838
Singapore	—	3,057,631	—	3,057,631
South Korea	—	9,007,075	—	9,007,075
Spain	—	4,510,814	—	4,510,814
Sweden	—	6,532,346	—	6,532,346
Switzerland	8,220,887	15,310,424	—	23,531,311
Taiwan	—	4,928,104	—	4,928,104
Thailand	2,655,253	—	—	2,655,253
Turkey	1,712,934	—	—	1,712,934
United Kingdom	13,887,324	32,585,256	—	46,472,580
United States	111,179,459	—	—	111,179,459
Total Investments	$200,032,285	$139,141,301	$—	$339,173,586

Invesco Global Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2014 was $27,687,599 and $44,969,749, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$96,373,921
Aggregate unrealized (depreciation) of investment securities	(7,792,416)
Net unrealized appreciation of investment securities	$88,581,505
Cost of investments for tax purposes is $250,592,081.

Invesco Global Growth Fund

Invesco Global Opportunities Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	GLOPP-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.04%
Australia–2.58%
Rio Tinto Ltd.	11,473	$656,787

Cambodia–1.41%
NagaCorp Ltd.	380,000	360,359

China–3.11%
Baidu, Inc. -ADR(a)	2,073	324,424

NetEase, Inc. -ADR(a)	6,244	468,113

		792,537

France–3.78%
Remy Cointreau S.A.	5,654	421,618

Safran S.A.	7,624	542,464

		964,082

Germany–7.99%
Beiersdorf AG	9,021	892,426

SAP AG	14,960	1,143,119

		2,035,545

Hong Kong–6.92%
Hutchison Whampoa Ltd.	45,000	552,967

Samsonite International S.A.	159,900	435,792

Standard Chartered PLC	36,850	773,847

		1,762,606

Japan–2.42%
Sumitomo Mitsui Financial Group, Inc.	7,300	337,710

Toyota Motor Corp.	4,900	279,299

		617,009

Netherlands–1.72%
Nutreco N.V.	9,841	439,488

Norway–2.72%
Statoil ASA	29,219	693,579

South Korea–1.83%
Samsung Electronics Co., Ltd.	398	466,342

Spain–2.17%
Mediaset Espana Comunicacion S.A. (a)	44,821	552,178

Switzerland–7.69%
Novartis AG	12,848	1,015,899

Roche Holding AG	3,431	943,260

		1,959,159

United Kingdom–24.01%
BG Group PLC	39,674	665,720

Booker Group PLC	234,899	596,855

British American Tobacco PLC	12,633	604,846

	Shares	Value

United Kingdom–(continued)
BT Group PLC	65,337	$411,668

DS Smith PLC	144,111	778,183

HSBC Holdings PLC	38,000	396,785

International Consolidated Airlines Group S.A. (a)	63,937	437,313

Rentokil Initial PLC	251,806	498,772

Resolution Ltd.	113,315	648,579

Thomas Cook Group PLC (a)	364,622	1,078,259

		6,116,980

United States–28.69%
Abbott Laboratories	23,000	843,180

Citigroup Inc.	25,273	1,198,698

Google Inc. -Class A (a)	466	550,332

J. C. Penney Co., Inc. (a)	55,254	327,104

JPMorgan Chase & Co.	18,523	1,025,433

McGraw Hill Financial, Inc.	14,123	1,073,913

Microsoft Corp.	20,034	758,287

United Technologies Corp.	4,901	558,812

WESCO International, Inc. (a)	6,864	569,437

World Acceptance Corp. (a)	4,230	404,769

		7,309,965

Total Common Stocks & Other Equity Interests (Cost $22,976,983)		24,726,616

Money Market Funds–2.10%
Liquid Assets Portfolio –Institutional Class (b)	267,948	267,948

Premier Portfolio –Institutional Class (b)	267,949	267,949

Total Money Market Funds (Cost $535,897)		535,897

TOTAL INVESTMENTS–99.14% (Cost $23,512,880)		25,262,513

OTHER ASSETS LESS LIABILITIES–0.86%		219,934

NET ASSETS–100.00%		$25,482,447

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Global Opportunities Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2014, there were transfers from Level 1 to Level 2 of $3,603,447 and from Level 2 to Level 1 of $3,753,833, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$656,787	$—	$656,787

Cambodia	—	360,359	—	360,359

China	792,537	—	—	792,537

France	542,464	421,618	—	964,082

Germany	1,143,119	892,426	—	2,035,545

Hong Kong	—	1,762,606	—	1,762,606

Japan	—	617,009	—	617,009

Netherlands	439,488	—	—	439,488

Norway	—	693,579	—	693,579

South Korea	—	466,342	—	466,342

Spain	—	552,178	—	552,178

Switzerland	943,260	1,015,899	—	1,959,159

United Kingdom	2,766,882	3,350,098	—	6,116,980

United States	7,845,862	—	—	7,845,862

Total Investments	$14,473,612	$10,788,901	$—	$25,262,513

Invesco Global Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2014 was $10,201,302 and $2,533,763, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,187,299

Aggregate unrealized (depreciation) of investment securities	(466,395)

Net unrealized appreciation of investment securities	$1,720,904

Cost of investments for tax purposes is $23,541,609.

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2014

invesco.com/us	GSMG-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.43%

Australia–1.24%

Computershare Ltd.	779,807	$7,596,151

Belgium–0.68%

S.A. D’Ieteren N.V.	86,244	4,134,773

Brazil–5.11%

CETIP S.A. - Mercados Organizados	996,800	9,543,303
Cielo S.A.	473,226	12,599,485
Duratex S.A.	1,831,394	8,994,537
		31,137,325

Canada–9.51%

Fairfax Financial Holdings Ltd.	20,671	7,954,382
MacDonald, Dettwiler and Associates Ltd.	49,300	3,502,079
Onex Corp.	302,723	15,600,916
Open Text Corp.	81,645	8,089,731
Paramount Resources Ltd. -Class A (a)	296,410	11,153,298
Precision Drilling Corp.	870,962	7,796,275
TransForce, Inc.	180,000	3,855,988
		57,952,669

China–2.36%

Lee & Man Paper Manufacturing Ltd.	12,159,000	8,210,445
NetEase, Inc. -ADR (a)	82,500	6,185,025
		14,395,470

Germany–5.59%

Brenntag AG	29,717	5,121,195
Deutsche Boerse AG	151,855	11,676,789
MorphoSys AG (a)	157,821	13,825,918
MTU Aero Engines AG	39,000	3,463,407
		34,087,309

Hong Kong–1.53%

Hongkong Land Holdings Ltd.	1,545,000	9,311,531

Indonesia–1.10%

PT Perusahaan Gas Negara Persero Tbk	17,335,000	6,703,838

Ireland–4.06%

DCC PLC	366,961	16,678,770
Shire PLC	161,020	8,054,355
		24,733,125

Israel–0.84%

Israel Chemicals Ltd.	624,624	5,116,665

Italy–1.15%

Saipem S.p.A.	299,763	7,034,131

	Shares	Value

Japan–3.23%

EXEDY Corp.	339,300	$10,643,428
THK Co., Ltd.	417,300	9,035,712
		19,679,140

Netherlands–0.66%

NXP Semiconductors N.V. (a)	82,827	4,004,685

Philippines–1.66%

Ayala Corp.	364,019	4,228,474
Energy Development Corp.	50,672,100	5,870,003
		10,098,477

South Africa–1.58%

Naspers Ltd. -Class N	93,811	9,632,077

Sweden–1.02%

Investment AB Kinnevik -Class B	158,757	6,223,422

Switzerland–4.11%

Aryzta AG	217,713	17,130,374
Foster Wheeler AG (a)	84,286	2,526,894
Tecan Group AG	49,036	5,380,549
		25,037,817

Thailand–1.70%

Siam Commercial Bank PCL (The)	2,302,100	10,348,576

Turkey–2.13%

Haci Omer Sabanci Holding A.S.	1,770,697	5,851,149
Koza Altin Isletmeleri A.S.	130,000	1,117,108
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	5,991,951
		12,960,208

Turkmenistan–1.35%

Dragon Oil PLC	847,085	8,208,424

United Kingdom–17.49%

Aberdeen Asset Management PLC	611,000	3,925,046
Bunzl PLC	355,093	8,094,677
Chemring Group PLC	928,643	3,682,689
Compass Group PLC	458,704	6,857,298
Homeserve PLC	1,650,642	8,888,854
IG Group Holdings PLC	1,623,859	16,702,575
Informa PLC	1,376,547	11,683,127
Lancashire Holdings Ltd.	637,330	7,899,229
Micro Focus International PLC	927,956	11,440,305
Smiths Group PLC	396,534	9,360,274
UBM PLC	424,848	4,742,823
Ultra Electronics Holdings PLC	266,074	8,551,463
William Hill PLC	873,541	4,773,020
		106,601,380

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States–27.33%

Actavis PLC (a)	22,896	$4,326,886
Affiliated Managers Group, Inc. (a)	29,897	5,956,678
Alliance Data Systems Corp. (a)	12,619	3,024,270
AMETEK, Inc.	73,269	3,620,954
Amphenol Corp. -Class A	51,953	4,513,677
Applied Materials, Inc.	89,532	1,505,928
Aspen Technology, Inc. (a)	107,829	4,913,768
B/E Aerospace, Inc. (a)	66,986	5,323,377
Baker Hughes Inc.	48,509	2,747,550
Best Buy Co., Inc.	115,392	2,716,328
BioMarin Pharmaceutical Inc. (a)	50,272	3,462,735
Cadence Design Systems, Inc. (a)	215,241	3,039,203
Carlisle Cos. Inc.	47,105	3,510,736
Church & Dwight Co., Inc.	34,987	2,259,460
Cinemark Holdings, Inc.	161,260	4,726,531
Dick’s Sporting Goods, Inc.	86,571	4,544,978
Discover Financial Services	65,493	3,513,699
EQT Corp.	37,376	3,468,867
Forest Laboratories, Inc. (a)	22,929	1,520,193
Gartner, Inc. (a)	38,565	2,712,276
Gulfport Energy Corp. (a)	46,915	2,859,469
Harman International Industries, Inc.	47,990	4,963,606
IntercontinentalExchange Group, Inc.	13,231	2,762,500
ITT Corp.	57,380	2,349,711
Kansas City Southern	24,711	2,609,234
KAR Auction Services Inc.	64,564	1,796,170
Lennox International Inc.	41,565	3,597,866
MasTec Inc. (a)	95,281	3,424,399
Mead Johnson Nutrition Co.	56,586	4,350,898
Medivation Inc. (a)	40,298	3,207,721
Michael Kors Holdings Ltd. (a)	24,368	1,947,734
O’Reilly Automotive, Inc. (a)	26,564	3,479,353
Omnicare, Inc.	74,055	4,625,475
Pentair Ltd.	38,357	2,851,076
Pioneer Natural Resources Co.	17,608	2,981,387
PPG Industries, Inc.	32,930	6,005,115
PVH Corp.	36,391	4,398,580
Salesforce.com, Inc. (a)	54,389	3,292,166
SBA Communications Corp. -Class A (a)	34,956	3,242,169
Sprouts Farmers Market, Inc. (a)	61,871	2,211,270
Tesla Motors, Inc. (a)	11,099	2,013,470
Tractor Supply Co.	43,855	2,916,796
Triumph Group, Inc.	27,358	1,871,834
Under Armour, Inc. -Class A (a)	27,099	2,929,673
Universal Health Services, Inc. -Class B	63,007	5,167,834
Vantiv, Inc. -Class A (a)	91,000	2,760,940
Verisk Analytics, Inc. -Class A (a)	47,943	3,061,640
Waste Connections, Inc.	74,751	3,055,821
Wynn Resorts Ltd.	20,170	4,385,361
		166,527,362
Total Common Stocks & Other Equity Interests (Cost $395,291,004)		581,524,555

	Shares	Value

Money Market Funds–4.64%
Liquid Assets Portfolio –Institutional Class (b)	14,136,109	$14,136,109
Premier Portfolio –Institutional Class (b)	14,136,109	14,136,109
Total Money Market Funds (Cost $28,272,218)		28,272,218
TOTAL INVESTMENTS–100.07% (Cost $423,563,222)		609,796,773
OTHER ASSETS LESS LIABILITIES–(0.07)%		(419,035)
NET ASSETS–100.00%		$609,377,738

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Small & Mid Cap Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Global Small & Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2014, there were transfers from Level 1 to Level 2 of $100,027,702 and from Level 2 to Level 1 of $59,890,733, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$7,596,151	$—	$7,596,151
Belgium	4,134,773	—	—	4,134,773
Brazil	31,137,325	—	—	31,137,325
Canada	57,952,669	—	—	57,952,669
China	6,185,025	8,210,445	—	14,395,470
Germany	17,289,325	16,797,984	—	34,087,309
Hong Kong	—	9,311,531	—	9,311,531
Indonesia	—	6,703,838	—	6,703,838
Ireland	24,733,125	—	—	24,733,125
Israel	5,116,665	—	—	5,116,665
Italy	7,034,131	—	—	7,034,131
Japan	—	19,679,140	—	19,679,140
Netherlands	4,004,685	—	—	4,004,685
Philippines	5,870,003	4,228,474	—	10,098,477
South Africa	—	9,632,077	—	9,632,077
Sweden	—	6,223,422	—	6,223,422
Switzerland	25,037,817	—	—	25,037,817
Thailand	—	10,348,576	—	10,348,576
Turkey	11,843,100	1,117,108	—	12,960,208
Turkmenistan	8,208,424	—	—	8,208,424
United Kingdom	40,609,143	65,992,237	—	106,601,380
United States	194,799,580	—	—	194,799,580
Total Investments	$443,955,790	$165,840,983	$—	$609,796,773

Invesco Global Small & Mid Cap Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2014 was $35,242,789 and $35,532,692, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$198,614,155
Aggregate unrealized (depreciation) of investment securities	(13,328,159)
Net unrealized appreciation of investment securities	$185,285,996
Cost of investments for tax purposes is $424,510,777.

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2014

invesco.com/us	I-ICE-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.76%

Australia–10.00%

Australia and New Zealand Banking Group Ltd.	72,875	$1,913,544
BHP Billiton Ltd.	72,642	2,323,175
Macquarie Group Ltd.	50,718	2,400,694
Suncorp Group Ltd.	209,830	2,236,519
Telstra Corp. Ltd.	258,343	1,158,934
Woodside Petroleum Ltd.	89,316	2,912,004
		12,944,870

Brazil–0.74%

Companhia de Saneamento de Minas Gerais - Copasa MG	6,500	84,779
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	15,400	91,144
Grendene S.A.	16,600	110,079
Itau Unibanco Holding S.A. -Preference Shares	15,820	198,537
Petroleo Brasileiro S.A. -ADR	13,813	154,844
Telefonica Brasil S.A. -Preference Shares	7,500	142,583
Vale S.A. -ADR	12,616	171,578
		953,544

Canada–3.57%

Rogers Communications, Inc. -Class B	43,835	1,843,841
Suncor Energy, Inc.	47,251	1,552,266
Toronto-Dominion Bank (The)	14,215	1,229,295
		4,625,402

China–1.04%

China Agri-Industries Holdings Ltd.	251,000	111,450
China Construction Bank Corp. -Class H	326,000	224,031
China Mobile Ltd.	31,500	300,442
China Shenhua Energy Co. Ltd. -Class H	36,000	91,944
CNOOC Ltd.	128,800	199,150
Dongfeng Motor Group Co. Ltd. -Class H	114,000	166,440
KWG Property Holding Ltd.	152,000	79,203
Lenovo Group Ltd.	136,000	175,257
		1,347,917

Colombia–0.15%

Bancolombia S.A. -ADR	1,838	80,762
Pacific Rubiales Energy Corp.	7,400	112,481
		193,243

Denmark–1.17%

TDC A/S	160,763	1,510,985

France–11.05%

BNP Paribas S.A.	43,345	3,346,211
Bouygues S.A.	45,770	1,745,906

	Shares	Value

France–(continued)

Cie Generale des Etablissements Michelin	21,133	$2,226,352
Sanofi	33,277	3,257,130
Total S.A. -ADR	65,081	3,720,681
		14,296,280

Germany–7.48%

Deutsche Bank AG	49,535	2,397,556
Deutsche Lufthansa AG (a)	67,395	1,605,552
Muenchener Rueckversicherungs-Gesellschaft AG	8,529	1,761,564
Porsche Automobil Holding SE -Preference Shares	22,149	2,168,871
Volkswagen AG	7,201	1,749,725
		9,683,268

Hong Kong–2.35%

Cheung Kong (Holdings) Ltd.	101,000	1,494,745
First Pacific Co. Ltd.	116,000	115,529
Henderson Land Development Co. Ltd.	268,600	1,431,428
		3,041,702

India–0.30%

Grasim Industries Ltd.	3,866	157,394
Oil and Natural Gas Corp. Ltd.	14,530	63,105
Tata Motors Ltd.	30,758	170,766
		391,265

Indonesia–0.36%

PT Bank Rakyat Indonesia (Persero) Tbk	167,500	114,540
PT Indocement Tunggal Prakarsa Tbk	72,500	132,219
PT Telekomunikasi Indonesia Persero Tbk	540,000	99,702
PT United Tractors Tbk	75,000	118,821
		465,282

Israel–1.07%

Teva Pharmaceutical Industries Ltd. -ADR	30,881	1,378,219

Italy–1.46%

Eni S.p.A. -ADR (b)	41,595	1,888,413

Japan–17.21%

Asahi Group Holdings, Ltd.	84,300	2,284,869
DeNA Co., Ltd. (b)	108,200	2,063,444
JSR Corp.	85,200	1,514,565
Komatsu Ltd.	73,400	1,517,343
Mitsubishi Corp.	87,600	1,615,622
Mitsubishi UFJ Financial Group, Inc.	510,200	3,063,914
Nippon Telegraph & Telephone Corp.	27,500	1,482,312
Nissan Motor Co., Ltd.	241,500	2,059,773
Nitto Denko Corp.	25,500	1,148,586
NTT DoCoMo, Inc.	79,100	1,271,610
Seven & I Holdings Co., Ltd.	33,500	1,327,565
Shin-Etsu Chemical Co., Ltd.	21,100	1,172,953

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

	Shares	Value

Japan–(continued)

Toyo Suisan Kaisha, Ltd.	56,000	$1,757,063
		22,279,619

Mexico–0.18%

America Movil S.A.B. de C.V. -Series L	223,800	238,607

Netherlands–1.55%

Koninklijke Boskalis Westminster N.V.	41,766	2,005,192

Norway–1.34%

Yara International ASA	41,862	1,733,164

Poland–0.07%

KGHM Polska Miedz S.A.	2,723	94,609

Russia–0.38%

Magnitogorsk Iron & Steel Works - REGS -GDR(a)(c)	27,066	70,805
Rosneft Oil Co. -REGS -GDR (c)	11,297	77,497
Sberbank of Russia -ADR	19,690	212,729
Sistema JSFC -REGS -GDR(c)	4,986	134,572
		495,603

Singapore–0.96%

ComfortDelGro Corp. Ltd.	826,000	1,246,066

South Africa–0.45%

Sasol Ltd.	3,053	146,740
Standard Bank Group Ltd.	10,585	111,550
Steinhoff International Holdings Ltd.	41,580	171,390
Tiger Brands Ltd.	6,317	151,450
		581,130

South Korea–1.34%

Dongbu Insurance Co., Ltd.	3,460	170,183
Hyundai Mobis	1,032	292,013
Hyundai Motor Co.	980	212,171
KT&G Corp.	2,453	171,506
POSCO	539	148,563
Samsung Electronics Co., Ltd.	324	379,635
Shinhan Financial Group Co., Ltd.	5,657	237,114
SK Telecom Co., Ltd.	615	122,949
		1,734,134

Spain–2.45%

Iberdrola S.A.	246,070	1,516,620
Telefonica S.A.	107,630	1,658,369
		3,174,989

Switzerland–7.35%

Credit Suisse Group AG	73,581	2,216,551
Swisscom AG	7,480	4,109,811
Zurich Insurance Group AG	11,012	3,192,347
		9,518,709

Taiwan–0.40%

Hon Hai Precision Industry Co., Ltd.	82,500	230,301
Taiwan Semiconductor Manufacturing Co. Ltd.	84,000	287,787
		518,088

	Shares	Value

Thailand–0.24%

Bangkok Bank PCL -NVDR	32,900	$170,060
PTT PCL	16,400	135,885
		305,945

Turkey–0.14%

TAV Havalimanlari Holding A.S.	13,089	98,710
Tofas Turk Otomobil Fabrikasi A.S.	18,135	85,499
		184,209

Turkmenistan–0.17%

Dragon Oil PLC (b)	22,179	214,919

United Kingdom–21.38%

AMEC PLC (b)	141,208	2,388,675
AstraZeneca PLC	30,187	1,916,321
Barclays PLC	725,618	3,243,572
British American Tobacco PLC	31,567	1,511,372
GlaxoSmithKline PLC	98,294	2,530,602
Imperial Tobacco Group PLC	86,709	3,168,492
Kingfisher PLC	305,748	1,855,141
National Grid PLC	174,796	2,267,031
Rio Tinto PLC	35,090	1,870,881
Royal Dutch Shell PLC -ADR	21,233	1,467,200
Standard Chartered PLC	81,621	1,663,691
Tate & Lyle PLC	139,786	1,739,219
Tesco PLC	390,495	2,056,313
		27,678,510

United States–1.41%

Avago Technologies Ltd.	33,434	1,826,834
Total Common Stocks & Other Equity Interests (Cost $119,369,384)		126,550,717

Money Market Funds–1.78%

Liquid Assets Portfolio –Institutional Class (d)	1,151,309	1,151,309
Premier Portfolio –Institutional Class (d)	1,151,308	1,151,308
Total Money Market Funds (Cost $2,302,617)		2,302,617
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.54% (Cost $121,672,001)		128,853,334

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.39%
Liquid Assets Portfolio - Institutional Class (Cost $3,093,737) (d)(e)	3,093,737	3,093,737
TOTAL INVESTMENTS–101.93% (Cost $124,765,738)		131,947,071
OTHER ASSETS LESS LIABILITIES–(1.93)%		(2,502,339)
NET ASSETS–100.00%		$129,444,732

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Investment Abbreviations:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at January 31, 2014.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2014 was $282,874, which represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$2,947,631	$(2,947,631)	$ —

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco International Core Equity Fund

A.	Security Valuations – (Continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

Invesco International Core Equity Fund

E.	Foreign Currency Translations – (Continued)

dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2014, there were transfers from Level 1 to Level 2 of $29,205,469 and from Level 2 to Level 1 of $10,866,150, due to foreign fair value adjustments.

Invesco International Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$4,637,213	$8,307,657	$—	$12,944,870
Brazil	953,544	—	—	953,544
Canada	4,625,402	—	—	4,625,402
China	300,442	1,047,475	—	1,347,917
Colombia	193,243	—	—	193,243
Denmark	1,510,985	—	—	1,510,985
France	3,720,681	10,575,599	—	14,296,280
Germany	7,933,543	1,749,725	—	9,683,268
Hong Kong	1,494,745	1,546,957	—	3,041,702
India	—	391,265	—	391,265
Indonesia	—	465,282	—	465,282
Israel	1,378,219	—	—	1,378,219
Italy	1,888,413	—	—	1,888,413
Japan	1,148,586	21,131,033	—	22,279,619
Mexico	238,607	—	—	238,607
Netherlands	2,005,192	—	—	2,005,192
Norway	—	1,733,164	—	1,733,164
Poland	94,609	—	—	94,609
Russia	282,874	212,729	—	495,603
Singapore	—	1,246,066	—	1,246,066
South Africa	171,390	409,740	—	581,130
South Korea	—	1,734,134	—	1,734,134
Spain	—	3,174,989	—	3,174,989
Switzerland	—	9,518,709	—	9,518,709
Taiwan	—	518,088	—	518,088
Thailand	—	305,945	—	305,945
Turkey	—	184,209	—	184,209
Turkmenistan	214,919	—	—	214,919
United Kingdom	12,493,608	15,184,902	—	27,678,510
United States	7,223,188	—	—	7,223,188
Total Investments	$52,509,403	$79,437,668	$—	$131,947,071

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2014 was $9,070,591 and $7,995,499, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,014,152
Aggregate unrealized (depreciation) of investment securities	(10,385,042)
Net unrealized appreciation of investment securities	$6,629,110
Cost of investments for tax purposes is $125,317,961.

Invesco International Core Equity Fund

Invesco International Growth Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	IGR-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.34%
Australia–3.13%
Amcor Ltd.	10,086,138	$94,530,523

Brambles Ltd.	10,022,992	78,652,017

CSL Ltd.	845,551	51,988,302

		225,170,842

Belgium–1.46%
Anheuser-Busch InBev N.V.	1,093,468	104,864,893

Brazil–2.59%
Banco Bradesco S.A. -ADR	7,546,196	79,461,444

BM&FBovespa S.A.	26,936,100	107,061,173

		186,522,617

Canada–7.29%
Agrium Inc.	548,659	47,836,484

Canadian National Railway Co.	1,114,456	59,645,109

Cenovus Energy Inc.	2,202,169	57,614,657

CGI Group Inc. -Class A (a)	2,922,354	89,654,189

Encana Corp.	3,886,081	69,850,369

Fairfax Financial Holdings Ltd.	165,460	63,670,458

Suncor Energy, Inc.	4,142,920	136,101,134

		524,372,400

China–5.07%
Baidu, Inc. -ADR(a)	732,883	114,696,190

Belle International Holdings Ltd.	44,590,000	47,449,934

China Mobile Ltd.	4,687,466	44,708,372

CNOOC Ltd.	56,113,093	86,762,047

Industrial & Commercial Bank of China Ltd. -Class H	115,342,461	70,699,882

		364,316,425

Denmark–2.51%
Carlsberg AS -Class B	1,054,926	102,773,581

Novo Nordisk AS -Class B	1,957,255	77,571,111

		180,344,692

France–4.45%
Publicis Groupe S.A.	1,524,328	135,083,482

Schneider Electric S.A.	973,546	78,493,501

Total S.A.	1,862,204	106,331,334

		319,908,317

Germany–8.76%
Adidas AG	597,134	66,708,308

Allianz S.E.	606,518	101,183,348

Deutsche Boerse AG	1,054,678	81,098,762

Deutsche Post AG	2,118,874	73,281,146

Deutsche Telekom AG	5,237,594	84,558,622

SAP AG	1,847,100	141,140,007

	Shares	Value

Germany–(continued)
Volkswagen AG -Preference Shares	324,488	$82,291,529

		630,261,722

Hong Kong–3.32%
Galaxy Entertainment Group Ltd. (a)	13,899,090	135,048,200

Hutchison Whampoa Ltd.	8,429,590	103,584,115

		238,632,315

Ireland–1.40%
Shire PLC	2,016,239	100,853,956

Israel–1.73%
Teva Pharmaceutical Industries Ltd. -ADR	2,787,155	124,390,728

Japan–5.16%
Denso Corp.	1,172,947	60,624,244

FANUC Corp.	474,912	76,584,561

Keyence Corp.	170,327	70,182,377

Komatsu Ltd.	2,086,428	43,131,151

Toyota Motor Corp.	2,110,830	120,316,920

		370,839,253

Mexico–1.73%
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	362,191	32,684,116

Grupo Televisa S.A.B. -ADR	3,145,479	91,407,620

		124,091,736

Netherlands–1.11%
Unilever N.V.	2,144,252	79,993,432

Singapore–2.61%
Keppel Corp. Ltd.	11,453,313	93,381,366

United Overseas Bank Ltd.	5,993,166	93,973,801

		187,355,167

South Korea–3.20%
Hyundai Mobis	410,895	116,266,199

Samsung Electronics Co., Ltd.	96,886	113,522,496

		229,788,695

Spain–1.35%
Amadeus IT Holding S.A. -Class A	2,458,948	97,231,316

Sweden–3.07%
Investment AB Kinnevik -Class B	1,301,654	51,026,048

Investor AB -Class B	2,686,589	86,891,315

Swedbank AB -Class A	562,299	14,659,630

Telefonaktiebolaget LM Ericsson -Class B	5,537,704	67,971,921

		220,548,914

Switzerland–8.98%
ABB Ltd.	4,246,752	105,619,483

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

Switzerland–(continued)
Julius Baer Group Ltd.	1,723,487	$83,581,973

Nestle S.A.	1,363,674	98,858,970

Novartis AG	1,008,767	79,763,793

Roche Holding AG	541,969	148,999,638

Syngenta AG	229,533	81,278,172

UBS AG	2,412,791	47,764,719

		645,866,748

Taiwan–1.73%
Taiwan Semiconductor Manufacturing Co. Ltd.	36,381,887	124,645,597

Thailand–0.78%
Kasikornbank PCL -NVDR	10,879,600	55,995,519

Turkey–0.65%
Akbank T.A.S.	18,395,073	46,870,574

United Kingdom–19.44%
Aberdeen Asset Management PLC	11,017,904	70,778,689

British American Tobacco PLC	2,739,427	131,158,912

British Sky Broadcasting Group PLC	9,414,579	135,567,000

Centrica PLC	12,352,162	63,187,554

Compass Group PLC	11,013,103	164,638,047

Imperial Tobacco Group PLC	2,590,987	94,679,002

Informa PLC	7,124,832	60,470,377

Kingfisher PLC	11,073,999	67,192,045

Next PLC	656,715	67,604,938

Reed Elsevier PLC	14,018,219	204,253,535

Royal Dutch Shell PLC -Class B	3,029,770	110,609,466

Smith & Nephew PLC	6,388,871	91,936,938

WPP PLC	6,472,423	135,637,168

		1,397,713,671

United States–1.82%
Avago Technologies Ltd.	2,400,418	131,158,840

Total Common Stocks & Other Equity Interests (Cost $4,994,341,453)		6,711,738,369

Money Market Funds–5.91%
Liquid Assets Portfolio –Institutional Class (b)	212,496,360	212,496,360

Premier Portfolio –Institutional Class (b)	212,496,360	212,496,360

Total Money Market Funds (Cost $424,992,720)		424,992,720

TOTAL INVESTMENTS–99.25% (Cost $5,419,334,173)		7,136,731,089

OTHER ASSETS LESS LIABILITIES–0.75%		53,745,922

NET ASSETS–100.00%		$7,190,477,011

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco International Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco International Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2014, there were transfers from Level 1 to Level 2 of $1,658,267,241 and from Level 2 to Level 1 of $605,630,431, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$146,518,825	$78,652,017	$—	$225,170,842

Belgium	—	104,864,893	—	104,864,893

Brazil	186,522,617	—	—	186,522,617

Canada	524,372,400	—	—	524,372,400

China	159,404,562	204,911,863	—	364,316,425

Denmark	102,773,581	77,571,111	—	180,344,692

France	106,331,334	213,576,983	—	319,908,317

Germany	223,431,536	406,830,186	—	630,261,722

Hong Kong	—	238,632,315	—	238,632,315

Ireland	100,853,956	—	—	100,853,956

Israel	124,390,728	—	—	124,390,728

Japan	—	370,839,253	—	370,839,253

Mexico	124,091,736	—	—	124,091,736

Netherlands	—	79,993,432	—	79,993,432

Singapore	—	187,355,167	—	187,355,167

South Korea	—	229,788,695	—	229,788,695

Spain	—	97,231,316	—	97,231,316

Sweden	—	220,548,914	—	220,548,914

Switzerland	230,227,810	415,588,938	—	645,866,748

Taiwan	—	124,645,597	—	124,645,597

Thailand	55,995,519	—	—	55,995,519

Turkey	46,870,574	—	—	46,870,574

United Kingdom	364,212,245	1,033,501,426	—	1,397,713,671

United States	556,151,560	—	—	556,151,560

Total Investments	$3,052,198,983	$4,084,532,106	$—	$7,136,731,089

Invesco International Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2014 was $458,872,248 and $338,660,022, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,864,930,096

Aggregate unrealized (depreciation) of investment securities	(180,569,964)

Net unrealized appreciation of investment securities	$1,684,360,132

Cost of investments for tax purposes is $5,452,370,957.

Invesco International Growth Fund

Invesco Select Opportunities Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	SOPP-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–70.19%
Brazil–4.23%
CETIP S.A. - Mercados Organizados	58,600	$561,033

Canada–6.68%
Aastra Technologies Ltd.	10,978	421,458

Martinrea International Inc.	49,695	415,389

MEGA Brands Inc. (a)	3,944	49,043

		885,890

China–4.19%
Hollysys Automation Technologies Ltd. (a)	32,948	555,833

France–6.00%
Euler Hermes S.A.	1,153	141,499

Ipsos	8,465	363,197

Vicat S.A.	4,171	291,596

		796,292

Hong Kong–1.69%
Fairwood Holdings Ltd.	110,500	224,308

Ireland–6.88%
DCC PLC	9,529	433,103

UDG Healthcare PLC	82,054	479,904

		913,007

Netherlands–4.91%
Aalberts Industries N.V.	10,145	316,163

Kendrion N.V.	10,589	335,873

		652,036

Norway–0.50%
Prosafe S.E.	9,946	66,241

Sweden–0.71%
Biotage AB	62,766	93,874

United Kingdom–3.25%
Alent PLC	47,488	244,877

Charles Taylor PLC	39,867	187,095

		431,972

United States–31.15%
Alere, Inc. (a)	10,772	408,259

Alliance Data Systems Corp. (a)	1,256	301,013

American Public Education Inc. (a)	7,991	338,259

Booz Allen Hamilton Holding Corp.	27,061	494,675

Cubic Corp.	6,611	327,443

Global Payments Inc.	7,107	469,701

International Rectifier Corp. (a)	18,392	478,376

ION Geophysical Corp. (a)	82,113	248,802

	Shares	Value

United States–(continued)
Rovi Corp. (a)	24,451	$518,606

Ultra Petroleum Corp. (a)	22,918	548,886

		4,134,020

Total Common Stocks & Other Equity Interests (Cost $7,787,919)		9,314,506

Money Market Funds–24.42%
Liquid Assets Portfolio –Institutional Class (b)	1,620,061	1,620,061

Premier Portfolio –Institutional Class (b)	1,620,060	1,620,060

Total Money Market Funds (Cost $3,240,121)		3,240,121

TOTAL INVESTMENTS–94.61% (Cost $11,028,040)		12,554,627

OTHER ASSETS LESS LIABILITIES–5.39%		715,802

NET ASSETS–100.00%		$13,270,429

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Select Opportunities Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Select Opportunities Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Brazil	$561,033	$—	$—	$561,033

Canada	885,890	—	—	885,890

China	555,833	—	—	555,833

France	504,696	291,596	—	796,292

Hong Kong	224,308	—	—	224,308

Ireland	913,007	—	—	913,007

Netherlands	335,873	316,163	—	652,036

Norway	—	66,241	—	66,241

Sweden	93,874	—	—	93,874

United Kingdom	244,877	187,095	—	431,972

United States	7,374,141	—	—	7,374,141

Total Investments	$11,693,532	$861,095	$—	$12,554,627

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2014 was $2,577,739 and $137,178, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,755,698

Aggregate unrealized (depreciation) of investment securities	(229,111)

Net unrealized appreciation of investment securities	$1,526,587

Investments have the same cost for tax and financial reporting purposes.

Invesco Select Opportunities Fund

Item 2. Controls and Procedures.

(a)	As of February 12, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	April 1, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.